Taxation - Summary of Profit Before Tax (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit Before Tax [Line Items]
Profit before income tax	¥ 4,373	¥ 3,632	¥ 4,632
Foreign Countries
Profit Before Tax [Line Items]
Profit before income tax	219	(5)	(4)
Country of Domicile
Profit Before Tax [Line Items]
Profit before income tax	¥ 4,154	¥ 3,637	¥ 4,636